UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	330 E Kilbourn Avenue
		Suite 1475
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ethan A. Hill
Title: Assistant Vice President
Phone: 414-918-3970

330 E Kilbourn Avenue, Suite 1475

May 15, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  105
Form 13F Information Table Value Total:  590199 (thousands)

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101      556 16200.000000 SH   Sole             16200.000000
Allstate Corp                  COM              020002101      570 17300.000000 SH   Sole             17300.000000
Ancestry.com Inc               COM              032803108     3354 147500.000000 SH  Sole            147500.000000
Arrow Electronics              COM              042735100     9765 232677.000000 SH  Sole            232677.000000
Arthur J Gallagher & Co        COM              363576109     6154 172200.000000 SH  Sole            172200.000000
Aspen Technology Inc           COM              045327103     5169 251802.000000 SH  Sole            251802.000000
Associated Banc-Corp           COM              045487105     8594 615617.000000 SH  Sole            615617.000000
Astec Industries Inc           COM              046224101     7029 192674.000000 SH  Sole            192674.000000
Avid Technologies Inc          COM              05367P100      708 64358.000000 SH   Sole             64358.000000
BE Aerospace Inc               COM              073302101     9854 212050.000000 SH  Sole            212050.000000
Banco Santander Brazil SA      COM              05967A107      174 19000.000000 SH   Sole             19000.000000
Beacon Roofing Supply          COM              073685109     5574 216387.000000 SH  Sole            216387.000000
Blackrock Income Tr Inc        COM              09247F100      240 32300.000000 SH   Sole             32300.000000
Brunswick Corp                 COM              117043109     5543 215250.000000 SH  Sole            215250.000000
Cardtronics Inc                COM              14161H108     7550 287630.000000 SH  Sole            287630.000000
Celanese Corp.                 COM              150870103    10148 219750.000000 SH  Sole            219750.000000
Chicago Bridge & Iron          COM              167250109    12359 286150.000000 SH  Sole            286150.000000
Ciena Corporation              COM              171779309     9686 598250.000000 SH  Sole            598250.000000
Cintas                         COM              172908105     6486 165798.000000 SH  Sole            165798.000000
Cisco Systems Inc              COM              17275R102      455 21500.000000 SH   Sole             21500.000000
Citrix Systems Inc             COM              177376100      592 7500.000000 SH    Sole              7500.000000
Cobiz Financial Inc            COM              190897108     1613 228103.000000 SH  Sole            228103.000000
Columbia Banking Systems Inc.  COM              197236102     2880 126438.000000 SH  Sole            126438.000000
Columbus McKinnon Corp         COM              199333105     5458 335078.000000 SH  Sole            335078.000000
Comerica                       COM              200340107     7220 223104.000000 SH  Sole            223104.000000
Con-Way Inc                    COM              205944101    10818 331750.000000 SH  Sole            331750.000000
Coviden PLC                    COM              G2554F113      410 7500.000000 SH    Sole              7500.000000
Crane Co                       COM              224399105     7139 147200.000000 SH  Sole            147200.000000
Cree Inc.                      COM              225447101     6187 195600.000000 SH  Sole            195600.000000
Crocs Incorporated             COM              227046109     7920 378600.000000 SH  Sole            378600.000000
Dick's Sporting Goods Inc      COM              253393102     3296 68550.000000 SH   Sole             68550.000000
Douglas Dynamics Inc           COM              25960R105     4166 303018.000000 SH  Sole            303018.000000
Du Pont E I De Nemours & Co    COM              263534109      460 8700.000000 SH    Sole              8700.000000
Dynamic Materials Corp         COM              267888105     3737 177024.000000 SH  Sole            177024.000000
Ferro Corp                     COM              315405100     3970 668400.000000 SH  Sole            668400.000000
First Midwest Bancorp          COM              320867104      806 67300.000000 SH   Sole             67300.000000
Fiserv Inc.                    COM              337738108     4101 59100.000000 SH   Sole             59100.000000
Forest Oil Corp                COM              346091705     7955 656350.000000 SH  Sole            656350.000000
Foster Wheeler AG              COM              H27178104     4416 194007.000000 SH  Sole            194007.000000
G&K Inc Cl A                   COM              361268105     8730 255250.000000 SH  Sole            255250.000000
Greatbatch Inc                 COM              39153L106    10383 423451.000000 SH  Sole            423451.000000
HealthSouth Corp               COM              421924309    11424 557819.000000 SH  Sole            557819.000000
Henry Jack & Associates        COM              426281101      375 11000.000000 SH   Sole             11000.000000
Heritage-Crystal Clean Inc     COM              42726M106      414 20761.000000 SH   Sole             20761.000000
Hexcel Corp                    COM              428291108    11425 475829.000000 SH  Sole            475829.000000
Higher One Holdings Inc        COM              42983D104     2435 162860.000000 SH  Sole            162860.000000
Hologic Inc                    COM              436440101    13092 607500.000000 SH  Sole            607500.000000
Interpublic Group of Companies COM              460690100    14824 1299200.000000 SH Sole           1299200.000000
Johnson Controls Inc           COM              478366107     1173 36100.000000 SH   Sole             36100.000000
Juniper Networks               COM              48203R104      508 22200.000000 SH   Sole             22200.000000
Kennametal Inc.                COM              489170100     5993 134593.000000 SH  Sole            134593.000000
Kforce Inc                     COM              493732101      215 14400.000000 SH   Sole             14400.000000
Kinder Morgan Fractional Share COM              EKE55U103        0 23663.000000 SH   Sole             23663.000000
Kinder Morgan Management LL    COM              49455U100     1142 15297.921356 SH   Sole             15297.921356
Lam Research Corp              COM              512807108     9227 206800.000000 SH  Sole            206800.000000
Leggett & Platt Inc            COM              524660107     4390 190800.000000 SH  Sole            190800.000000
Liz Claiborne                  COM              539320101    15010 1123478.000000 SH Sole           1123478.000000
LogMeIn                        COM              54142L109     8441 239600.000000 SH  Sole            239600.000000
Lumber Liquidators Holdings In COM              55003T107     2207 87900.000000 SH   Sole             87900.000000
MB Financial Inc               COM              55264U108      953 45400.000000 SH   Sole             45400.000000
MDC Partners Inc               COM              552697104     8642 777159.000000 SH  Sole            777159.000000
MGIC Investment Corp.          COM              552848103     2972 599200.000000 SH  Sole            599200.000000
Manpower Inc.                  COM              56418H100     7913 167050.000000 SH  Sole            167050.000000
MedAssets Inc                  COM              584045108     9792 744050.000000 SH  Sole            744050.000000
Meridian Bioscience Inc        COM              589584101     7079 365254.000000 SH  Sole            365254.000000
Metlife Inc                    COM              59156R108      684 18300.000000 SH   Sole             18300.000000
Mobile Mini Inc                COM              60740F105    10006 473787.000000 SH  Sole            473787.000000
Modine Manufacturing Co        COM              607828100     5104 578012.000000 SH  Sole            578012.000000
Molex Inc A                    COM              608554200    10834 461995.000000 SH  Sole            461995.000000
National Instruments Corp      COM              636518102     4680 164100.000000 SH  Sole            164100.000000
Open Table Inc                 COM              68372A104    10030 247850.000000 SH  Sole            247850.000000
PAREXEL International Corp     COM              699462107     8817 326934.000000 SH  Sole            326934.000000
Parametric Technology          COM              699173209     9642 345089.000000 SH  Sole            345089.000000
Patterson Companies Inc        COM              703395103    13492 403948.000000 SH  Sole            403948.000000
Peroleo Brasileiro Sa Petro    COM              71654V408      202 7600.000000 SH    Sole              7600.000000
Power Integrations Inc         COM              739276103     6181 166512.000000 SH  Sole            166512.000000
Prudential Financial Inc       COM              744320102      317 5000.000000 SH    Sole              5000.000000
RSC Holdings Inc               COM              74972L102     3064 135650.000000 SH  Sole            135650.000000
Reinsurance Group of           COM              759351604     4609 77500.000000 SH   Sole             77500.000000
Riverbed Technology            COM              768573107     4954 176411.000000 SH  Sole            176411.000000
Robert Half International      COM              770323103     1244 41050.000000 SH   Sole             41050.000000
Rowan Companies Inc.           COM              779382100     7758 235600.000000 SH  Sole            235600.000000
Royal Caribbean Cruises Ltd    COM              V7780T103    12952 440100.000000 SH  Sole            440100.000000
SPX Corp                       COM              784635104    18024 232477.000000 SH  Sole            232477.000000
Sandy Spring Bancorp Inc       COM              800363103     3920 215714.000000 SH  Sole            215714.000000
Sapient Corporation            COM              803062108     7721 620157.000000 SH  Sole            620157.000000
Scansource Inc                 COM              806037107     7852 210400.000000 SH  Sole            210400.000000
Sothebys Holdings Inc          COM              835898107     1031 26199.000000 SH   Sole             26199.000000
TCF Financial Corp             COM              872275102      238 20000.000000 SH   Sole             20000.000000
Teavana Holdings Inc           COM              87819P102     2566 130100.000000 SH  Sole            130100.000000
Texas Roadhouse Inc            COM              882681109     6728 404316.000000 SH  Sole            404316.000000
Trex Co Inc                    COM              89531P105     3082 96083.000000 SH   Sole             96083.000000
Twin Disc Incorporat           COM              901476101     3077 117950.000000 SH  Sole            117950.000000
US Bancorp                     COM              902973304     1156 36500.000000 SH   Sole             36500.000000
UTI Worldwide Inc              COM              G87210103     7610 441700.000000 SH  Sole            441700.000000
Unit Corp                      COM              909218109     4597 107500.000000 SH  Sole            107500.000000
United Health Services C       COM              913903100     6729 160550.000000 SH  Sole            160550.000000
Urban Outfitters Inc           COM              917047102     5064 173950.000000 SH  Sole            173950.000000
VCA Antech                     COM              918194101     5153 222033.000000 SH  Sole            222033.000000
VeriFone Systems Inc           COM              92342Y109     5112 98550.000000 SH   Sole             98550.000000
Walker & Dunlop Inc            COM              93148P102      193 15336.000000 SH   Sole             15336.000000
Werner Enterprises Inc.        COM              950755108     3480 140000.000000 SH  Sole            140000.000000
Whiting Petroleum Corp         COM              966387102     9604 176865.000000 SH  Sole            176865.000000
Winnebago IndustriesInc        COM              974637100    11438 1167100.000000 SH Sole           1167100.000000
Zions Bancorp                  COM              989701107     9384 437300.000000 SH  Sole            437300.000000